General Information (Details)					12 Months Ended
	May 27, 2025	Feb. 05, 2025 shares	Jul. 01, 2024 $ / shares shares	May 06, 2024 shares	Jun. 30, 2025 $ / shares shares		Jun. 30, 2024 $ / shares shares [1]
General Information [Line Items]
Ordinary shares (in Shares)				7,503,858	1,765,256	[1]	1,765,256
Percentage of equity interest		28.38%		28.38%
Price per share (in Dollars per share) | $ / shares			$ 0.1		$ 0.0015	[1]	$ 0.0015
Ordinary shares [member]
General Information [Line Items]
Ordinary shares (in Shares)		7,503,858
USD [Member]
General Information [Line Items]
Exchange rate					1
RM [Member]
General Information [Line Items]
Exchange rate					4.215
ARB IOT Group Limited [Member]
General Information [Line Items]
Ordinary shares (in Shares)		17,496,142
ARB Berhad [Member]
General Information [Line Items]
Ordinary shares (in Shares)		14
Percentage of equity interest		66.18%
ARB Berhad [Member] | Ordinary shares [member]
General Information [Line Items]
Ordinary shares (in Shares)		1,000
Cahaya [Member] | Ordinary shares [member]
General Information [Line Items]
Ordinary shares (in Shares)			4,000,000
Equity interest			90.90%
Nexura and ARB Berhad [Member] | Ordinary shares [member]
General Information [Line Items]
Equity interest	9.10%		9.10%

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.